OPERATING LEASES - Committed Time Charter Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Vessel operating revenues	$ (174,420)	$ (174,932)
1 year	294,471
2 years	250,270
3 years	185,159
4 years	211,387
5 years	189,618
Thereafter	581,213
Total	$ 1,712,118